SHARE-BASED COMPENSATION - General information (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021 non-ExecutiveDirector executiveDirector	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of executive directors | executiveDirector	1
Number of non-executive directors | non-ExecutiveDirector	7
Share-based compensation | $		$ 9,055	$ 8,405	$ 4,990